UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22527

FEG ABSOLUTE ACCESS TEI FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

FEG Absolute Access TEI Fund LLC

Financial Statements

Year Ended March 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2
Statement of Operations	3
Statements of Changes in Members’ Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6

Other Information

Fund Management	14
Other Information	17
Privacy Policy	18

Financial Statements of FEG Absolute Access Fund LLC	19

Report of Independent Registered Public Accounting Firm

The Board of Directors and Members of FEG Absolute Access TEI Fund LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of FEG Absolute Access TEI Fund LLC (the Fund), including the schedule of investments, as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian or management of the underlying investment funds.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FEG Absolute Access TEI Fund LLC at March 31, 2013, the results of its operations and its cash flows for the year then ended, and the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, OH
May 29, 2013

1

FEG Absolute Access TEI Fund LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2013

Assets
Cash	$1,782,559
Investment in FEG Absolute Access Fund LLC, at fair value (cost $147,883,597)	159,769,821
Total assets	$161,552,380

Liabilities and members' capital
Capital withdrawals payable	$1,585,559
Capital contributions received in advance	197,000
Professional fees payable	96,278
Accounting and administration fees payable	37,129
Director fees payable	10,000
Other liabilities	61,913
Total liabilities	1,987,879
Members' capital	159,564,501
Total liabilities and members' capital	$161,552,380

Components of members' capital
Capital contributions (net)	$148,270,857
Accumulated net investment loss	(3,926,202)
Accumulated net unrealized appreciation on investments	11,442,957
Accumulated net realized gain on investments	3,776,889
Members' capital	$159,564,501

See accompanying notes.

2

FEG Absolute Access TEI Fund LLC

Statement of Operations

Year Ended March 31, 2013

Investment loss allocated from FEG Absolute Access Fund LLC
Dividend income	$948
Expenses	(1,912,288)
Net investment loss allocated from FEG Absolute Access Fund LLC	(1,911,340)

Fund expenses
Accounting and administration fees	109,850
Professional fees	72,500
Insurance	20,167
Director fees	20,000
Custodian fees	17,060
Compliance fees	12,000
Other fees	30,250
Total Fund expenses	281,827

Net investment loss	(2,193,167)

Net realized and unrealized gain on investments allocated
from FEG Absolute Access Fund LLC
Net realized gain on investments	3,338,717
Net change in unrealized appreciation/(depreciation) on investments	11,578,770
Net realized and unrealized gain on investments	$14,917,487

See accompanying notes.

3

FEG Absolute Access TEI Fund, LLC

Statements of Changes in Members’ Capital

For the Years Ended March 31, 2012 and March 31, 2013

Members’
Capital
Members’ capital at March 31, 2011	$-
Capital contributions	149,177,144
Capital withdrawals	(130,000)
Net investment loss	(1,733,035)
Net realized gain on investments	438,172
Net change in unrealized appreciation/(depreciation) on investments	(135,813)
Members’ capital at March 31, 2012	$147,616,468
Capital contributions	20,767,650
Capital withdrawals	(21,543,937)
Net investment loss	(2,193,167)
Net realized gain on investments	3,338,717
Net change in unrealized appreciation/(depreciation) on investments	11,578,770
Members’ capital at March 31, 2013	$159,564,501

See accompanying notes.

4

FEG Absolute Access TEI Fund, LLC

Statement of Cash Flows

For the Year Ended March 31, 2013

Operating activities
Net increase in members’ capital resulting from operations	$12,724,320
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash provided by
operating activities:
Purchases of investments	(17,292,854)
Proceeds from sales of investments	18,319,333
Net investment loss allocated from FEG Absolute Access Fund LLC	1,911,340
Net realized gain on investments	(3,338,717)
Net unrealized appreciation/(depreciation) on investments	(11,578,770)
Changes in operating assets and liabilities:
Professional fees payable	11,765
Accounting and administration fee payable	1,020
Other liabilities	18,850
Net cash provided by operating activities	776,287

Financing activities
Proceeds from capital contributions	15,969,650
Payments for capital withdrawals	(19,958,378)
Net cash used in financing activities	(3,988,728)

Net change in cash	(3,212,441)
Cash at beginning of year	4,995,000
Cash at end of year	$1,782,559

See accompanying notes.

5

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements
1. Organization

FEG Absolute Access TEI Fund LLC (the Fund) invests all or substantially all of its assets in FEG Absolute Access TEI Fund LDC (the Offshore Fund), a Cayman Islands limited duration company with the same investment objective as the Fund. The Offshore Fund in turn invests all or substantially all of its assets in ownership interests in FEG Absolute Access Fund LLC (FEG Absolute Access Fund). The Offshore Fund is interposed between the Fund and FEG Absolute Access Fund and serves as an intermediate entity so that any income generated by FEG Absolute Access Fund generally will not ultimately be recognized by Members (as defined below) as unrelated business taxable income (UBTI). The Fund owns 100% of the participating beneficial interests of the Offshore Fund. The Fund invests in FEG Absolute Access Fund through the Offshore Fund.

The Fund was organized as a limited liability company under the laws of the State of Delaware on January 20, 2011 and commenced operations on April 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The business and operations of the Fund are managed and supervised under the direction of the Board of Directors (the Board). The objective of the Fund is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in FEG Absolute Access Fund, a limited liability company organized under the laws of the State of Delaware, which is also registered under the 1940 Act. FEG Absolute Access Fund is managed by FEG Investors, LLC (the Investment Manager), an investment manager registered under the Investment Advisers Act of 1940, as amended. FEG Absolute Access Fund’s Board of Directors (the FEG Absolute Access Fund Board) has overall responsibility for the management and supervision of FEG Absolute Access Fund’s operations. To the extent permitted by applicable law, the FEG Absolute Access Fund Board may delegate any of its respective rights, powers and authority to, among others, the officers of FEG Absolute Access Fund, any committee of the FEG Absolute Access Fund Board, or the Investment Manager.

Limited liability company interests (Interests) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

6

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value. Dividend income is recorded on the ex-dividend date.

Investments in Portfolio Funds

The Fund values the investments in FEG Absolute Access Fund based on the ownership interests of FEG Absolute Access Fund’s net asset value allocated to the Fund. FEG Absolute Access Fund values its investments at fair value.

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

7

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

FEG Absolute Access Fund, in which the Fund invests, is considered a Level 3 security.  The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1, 2 or 3 as of March 31, 2013.

Allocations from FEG Absolute Access Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from FEG Absolute Access Fund.

Investment Income and Expenses

Dividend income is accrued as it is earned. Expenses that are specifically attributed to the Fund are accrued and charged to the Fund. Because the Fund bears its proportionate share of the management fees of FEG Absolute Access Fund, the Fund pays no direct management fee to the Investment Manager.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include years ended December 31, 2011 and December 31, 2012, and has concluded that as of March 31, 2013, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

8

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to March 31, 2013 for which Members’ Interests were effective April 1, 2013. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  Capital withdrawals are comprised of requests for withdrawals that were effective on March 31, 2013 but were paid subsequent to fiscal year-end.

3. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (the Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $250,000, and additional contributions from existing Members may be made in a minimum amount of $100,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Interest. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Interests from Members pursuant to written requests by Members on such terms and conditions as it may determine. However, because all or substantially all of the Fund’s assets will be invested in FEG Absolute Access Fund (through its investment in the Offshore Fund), the Fund generally will find it necessary to liquidate a portion of its FEG Absolute Access Fund Interests (via the Offshore Fund) in order to satisfy repurchase requests. Because FEG Absolute Access Fund’s Interests may not be transferred, the Fund may withdraw a portion of its FEG Absolute Access Fund Interests only pursuant to repurchase offers by FEG Absolute Access Fund. Therefore, the Fund does not expect to conduct a repurchase offer for Interests unless FEG Absolute Access Fund contemporaneously conducts a repurchase offer for FEG Absolute Access Fund Interests.

In determining whether the Fund should offer to repurchase Interests from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend to the FEG Absolute Access Fund Board that FEG Absolute Access Fund repurchases FEG Absolute Access Fund Interests from members twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the FEG Absolute Access Fund Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of FEG Absolute Access Fund’s outstanding Interests.

9

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

3. Members’ Capital (continued)

FEG Absolute Access Fund will make repurchase offers, if any, to all holders of FEG Absolute Access Fund Interests, including the Fund (through its investment in the Offshore Fund). The Fund does not expect to make a repurchase offer that is larger than the portion of FEG Absolute Access Fund’s corresponding repurchase offer expected to be available for acceptance by the Fund. Consequently, the Fund will conduct repurchase offers on a schedule and in amounts that will depend on FEG Absolute Access Fund’s repurchase offers.

Subject to the considerations described above, the aggregate value of Interests to be repurchased at any time will be determined by the Board in its sole discretion, and such amount may be stated as a percentage of the value of the Fund’s outstanding Interests. Therefore, the Fund may determine not to conduct a repurchase offer at a time that FEG Absolute Access Fund conducts a repurchase offer. The Fund may also elect to repurchase less than the full amount that a Member requests to be repurchased. If a repurchase offer is oversubscribed by Members, the Fund will repurchase only a pro rata portion of the Interests tendered by each Member.

The Board also will consider the following factors, among others, in making such determination: (i) whether FEG Absolute Access Fund is making a contemporaneous repurchase offer for FEG Absolute Access Fund Interests, and the aggregate value of FEG Absolute Access Fund Interests FEG Absolute Access Fund is offering to repurchase; (ii) the liquidity of the assets of the applicable fund; (iii) the investment plans and working capital requirements of the applicable fund; (iv) the relative economies of scale with respect to the size of the applicable fund; (v) the history of the applicable fund in repurchasing Interests; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Interests.

The Operating Agreement and the FEG Absolute Access Fund Operating Agreement each provides that the respective entity will be dissolved if any member that has submitted a written request, in accordance with the terms of the applicable Operating Agreement, to tender all of such member’s Interest or FEG Absolute Access Fund’s Interest, as applicable for repurchase by the applicable fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period). Such a dissolution of the FEG Absolute Access Fund would likely result in a determination to dissolve the Fund.

When the Board determines that the Fund will offer to repurchase Interests (or portions of Interests), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline). FEG Absolute Access Fund is expected to employ substantially similar procedures in connection with the repurchase of FEG Absolute Access Fund’s Interests.

10

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

3. Members’ Capital (continued)

For Members tendering all of their Interests in the Fund, Interests will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Interest in the Fund may expect to receive on the repurchase of such Member’s Interest will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Interest in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Interest in the Fund, the value of such Interest being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Interest has been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within 30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds (through the Fund’s investment in FEG Absolute Access Fund (via the Offshore Fund)), whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Interest held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Interests.

11

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

3. Members’ Capital (continued)

If Members request that the Fund repurchase a greater number of Interests than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Interests pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Interest requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Interest for repurchase will be required to maintain a minimum capital account balance of $250,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

4. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. Financial Highlights

The following represents the ratios to average Members’ capital and total return information for the years ended March 31, 2013 and 2012:

	Year Ended March 31
	2013	2012
Ratios to average Members’ capital:
Expenses	1.39%	1.39%
Net investment loss	(1.39)%	(1.39)%

Total Return	8.24%	(1.91)%
Portfolio turnover	7.96%	8.84%
Members’ capital end of year (000’s)	$159,565	$147,616

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The above ratios include the Fund’s proportionate share of income and expenses allocated from the FEG Absolute Access Fund.

6. Subsequent Events

Effective April 1, 2013, the Fund was unitized and a single net asset value per unit was initially established at $1,062.22 for the Fund.

12

FEG Absolute Access TEI Fund LLC

Notes to Financial Statements (continued)

6. Subsequent Events (continued)

Effective April 1, 2013, the Board approved a change in minimum initial investment from $250,000 to $50,000, and additional contributions from existing Members from $100,000 to $25,000, respectively.

Management evaluated subsequent events through the date the financial statements were issued, and determined that, other than the events noted above, there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

13

Other Information

FEG Absolute Access TEI Fund LLC

Fund Management

The identity of the Board Members and brief biographical information as of March 31, 2013 is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-888-268-0333.

INDEPENDENT DIRECTORS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director	Number Of Portfolios In Fund Complex Overseen By Director
David Clark Hyland August 13, 1963 6596 Madeira Hills Drive, Cincinnati, OH 45243	Director; Chairman of Audit Committee	Since Inception	Associate Professor of Finance, Xavier University since 2008; Assistant Professor of Finance, Xavier University, 2004-2008. Board of Advisors, Sterling Valuation Group, 2006-present.	3
Gregory James Hahn January 23, 1961 2565 Durbin Drive, Carmel, IN 46032	Director; Audit Committee Member	Since Inception	President and Chief Financial Officer, Winthrop Capital Management, LLC since 2007. Chief Investment Officer for fixed income, Oppenheimer Investment Management, 2005-2007. Trustee, Indiana Public Employee Retirement System, 2010-2012; Trustee, Indiana State Teachers’ Retirement Fund, 2008-2010; Investment Committee, CDN Enterprise, 2010-present.	3

14

FEG Absolute Access TEI Fund LLC

Fund Management (continued)

INTERESTED DIRECTORS AND OFFICERS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Christopher M. Meyer April 6, 1967 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Chairman of the Board of Directors; President	Since Inception	Managing Principal and Chief Investment Officer at Fund Evaluation Group, LLC. With Fund Evaluation Group, LLC since 1993. Trustee of Cincinnati Retirement System since 2010; Director, Cincinnati Reds Hall of Fame and Museum since 2008; Director, Lambda Chi Alpha Educational Foundation since 2010.	3
Mary T. Bascom April 24, 1958 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Cincinnati, OH 45202	Treasurer	Since Inception	Chief Financial Officer, Fund Evaluation Group, LLC since 1999.	3
Ryan S. Wheeler February 6, 1979 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Secretary	Since Inception	Director of Fund Operations since 2012 and Research Analyst from 2008-2012, Fund Evaluation Group, LLC; Senior Implementation Specialist, Spectrum Global Fund Administration, LLC from 2007-2008.	3

15

FEG Absolute Access TEI Fund LLC

Fund Management (continued)

INTERESTED DIRECTORS AND OFFICERS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Brian Ferko May 6, 1971 c/o Cipperman Compliance Services LLC 500 E. Swedesford Road, Suite 104, Wayne, PA 19087	Chief Compliance Officer	Since Inception	Managing Director, Cipperman Compliance Services since 2010, Head of Compliance US and CCO, Aberdeen Asset Management Inc., 2008-2010.	3

16

FEG Absolute Access TEI Fund LLC

Other Information

Information on Proxy Voting

A description of the policies and procedures that the FEG Absolute Access Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the FEG Absolute Access Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings, which includes securities held by the FEG Absolute Access Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

FEG Absolute Access TEI Fund LLC

Privacy Policy

In the course of doing business with shareholders, FEG Absolute Access TEI Fund LLC (the “Fund”) collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

Information we receive from shareholders on applications or other forms;

Information about shareholder transactions with us and our service providers, or others;

Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information.

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

•	To government entities, in response to subpoenas or to comply with laws or regulations.
•	When shareholders direct us to do so or consent to the disclosure.
•
To companies that perform necessary services for FEG Absolute Access TEI Fund LLC, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts.

•	To protect against fraud, or to collect unpaid debts. Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

18

Ernst & Young LLP

Assurance | Tax | Transactions | Advisory

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For more information, please visit www.ey.com

Ernst & Young refers to the global organization of member firms of Ernst & Young Global Limited, each of which is a separate legal entity. Ernst & Young Global Limited, a UK company limited by guarantee, does not provide services to clients. This Report has been prepared by Ernst & Young LLP, a client serving member firm located in the United States.

FEG Absolute Access Fund LLC

Financial Statements

Year Ended March 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Statement of Assets, Liabilities and Members’ Capital	2
Schedule of Investments	3
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8

Other Information

Fund Management	18
Other Information	21
Privacy Policy	22

Report of Independent Registered Public Accounting Firm

The Board of Directors and Members of FEG Absolute Access Fund LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of FEG Absolute Access Fund LLC (the Fund), including the schedule of investments, as of March 31, 2013, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members’ capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with the custodian or management of the underlying investment funds.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FEG Absolute Access Fund LLC at March 31, 2013, the results of its operations and its cash flows for the year then ended, and the changes in its members’ capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio
May 29, 2013

FEG Absolute Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital

March 31, 2013

Assets
Cash	$3,055,632
Short-term investments (cost $3,241,691)	3,241,691
Investments in Portfolio Funds, at fair value (cost $196,165,836)	229,003,546
Receivable for Portfolio Funds sold	582,481
Other assets	26
Total assets	$235,883,376

Liabilities and members’ capital
Capital withdrawals payable	$2,755,632
Capital contributions received in advance	300,000
Management fee payable	169,846
Professional fees payable	183,832
Accounting and administration fees payable	65,174
Directors fees payable	8,334
Other liabilities	170,417
Total liabilities	3,653,235
Members’ capital	232,230,141
Total liabilities and members’ capital	$235,883,376

Components of members’ capital
Capital contributions (net)	$202,074,118
Accumulated net investment loss	(7,321,839)
Accumulated net realized gain on investments	4,640,152
Accumulated net unrealized appreciation on investments	32,837,710
Members’ capital	$232,230,141

See accompanying notes.

FEG Absolute Access Fund LLC

Schedule of Investments

March 31, 2013

			Percentage
		Fair	of Members’	Withdrawals
Investment Name	Cost	Value	Capital	Permitted

Investments in Portfolio Funds:(1)
United States:
Multi-Strategy:
Absolute Return Capital Partners, L.P.	$9,426,792	$9,681,306	4.2%	Monthly
AG Super Fund, L.P.(2)	9,058,154	11,491,294	4.9	Annually(3)
AQR Delta Fund II, L.P.	12,000,000	12,313,594	5.3	Monthly
Canyon Value Realization Fund, L.P.(2)	9,243,025	12,689,847	5.5	Annually(3)
Claren Road Credit Partners, L.P.	12,914,370	14,458,318	6.2	Quarterly(3)
CVI Global Value Fund A, L.P.(2)	3,427,598	6,200,906	2.7	Quarterly(4)
Davidson Kempner Partners	12,320,606	14,695,996	6.3	Semi-Annually
Diamondback Partners, L.P.	92,036	93,249	0.0	Quarterly(5)
Elliot Associates, L.P.	14,000,000	16,958,465	7.3	Semi-Annually(3)
Eton Park Fund, L.P.(2)	13,000,000	14,247,920	6.1	Quarterly(3)
Farallon Capital Partners, L.P.(2)	9,810,570	11,584,642	5.0	Annually(3)
FIR Tree Credit Opportunity Fund	14,000,000	16,400,325	7.1	Annually(3)
Graham Global Investment Fund, Ltd.	11,378,562	11,286,572	4.9	Monthly
GSO Special Situations Fund, L.P.(2)	11,800,000	15,220,997	6.5	Quarterly(3)
HBK Fund II, L.P.(2)	10,997,263	13,776,894	5.9	Quarterly
Highfields Capital II, L.P.(2)	11,562,164	14,536,500	6.3	Annually(4)
MKP Opportunity Partners, L.P	5,000,000	4,997,095	2.2	Monthly
Stark Investments, L.P.(2)(6)	49,003	19,578	0.0	Quarterly
Stark Investments, L.P. - Class A (7)	262,287	297,215	0.1	Quarterly
Stark Investments, L.P. - Class B(2)	198,215	375,847	0.2	Quarterly
Strategic Value Restructuring Fund, L.P.	14,750,000	14,925,780	6.4	Quarterly(3)
Taconic Opportunity Fund, L.P.(2)	10,875,191	12,751,206	5.5	Quarterly
Total Investments in Portfolio Funds	$196,165,836	$229,003,546	98.6%

FEG Absolute Access Fund LLC

Schedule of Investments (continued)

March 31, 2013

			Percentage
		Fair	of Members’
Investment Name	Cost	Value	Capital

Short-Term Investments:
Money Market Fund:
Federated Government Obligations Fund #5, 0.01%(8)	$3,241,691	$3,241,691	1.4%

Total Investments in Portfolio Funds and Short-Term Investments	$199,407,527	$232,245,237	100.0%

Liabilities in excess of other assets		(15,096)	(0.0)%

Members’ capital		$232,230,141	100.0%

(1)	Non-income producing.
(2)	All or a portion of these investments are held in side-pockets.
(3)	Withdrawals from this portfolio fund are permitted after a one-year lockup period from the date of the initial investment.
(4)	Withdrawals from this portfolio fund are permitted after a two-year lockup period from the date of the initial investment.
(5)
Series 1 shares, or approximately 50% of the investment value, are available after a one-year lockup period. Series six shares, or approximately 50% of the investment value, are available after a two-year lockup period.

(6)	Does not include holdback at cost of $555,498, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(7)	Does not include holdback at cost of $1,459, included in receivable for Portfolio Funds sold in Statement of Assets, Liabilities and Members' Capital.
(8)	The rate shown is the annualized 7-day yield as of March 31, 2013.

Type of Investment as a Percentage Total Members' Capital (Unaudited):

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Operations

Year Ended March 31, 2013

Investment income
Dividend income	$1,475

Expenses
Management fees	2,133,861
Accounting and administration fees	253,640
Withholding tax	183,300
Professional fees	154,500
Compliance fees	54,000
Insurance	50,417
Custodian fees	33,553
Directors fees	20,000
Other fees	82,225
Total expenses	2,965,496
Net investment loss		$(2,964,021)

Net realized and unrealized gain on investments
Net realized gain on investments	5,071,742
Net change in unrealized appreciation/(depreciation)
on investments	17,503,757
Net realized and unrealized gain on investments		22,575,499
Net increase in members' capital resulting
from operations		$19,611,478

See accompanying notes.

FEG Absolute Access Fund LLC

Statements of Changes in Members’ Capital

For the Years Ended March 31, 2012 and March 31, 2013

Members’
Capital
Members’ capital at March 31, 2011	$170,064,161
Capital contributions	179,016,758
Capital withdrawals	(105,248,685)
Net investment loss	(2,366,505)
Net realized gain on investments	346,138
Net change in unrealized appreciation/(depreciation)
on investments	(476,149)
Members’ capital at March 31, 2012	$241,335,718
Capital contributions	21,837,640
Capital withdrawals	(50,554,695)
Net investment loss	(2,964,021)
Net realized gain on investments	5,071,742
Net change in unrealized appreciation/(depreciation)
on investments	17,503,757
Members’ capital at March 31, 2013	$232,230,141

See accompanying notes.

FEG Absolute Access Fund LLC

Statement of Cash Flows

For the Year Ended March 31, 2013

Operating activities
Net increase in members’ capital resulting from operations	$19,611,478
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash provided by
operating activities:
Purchases of investments in Portfolio Funds	(12,364,266)
Proceeds from sales of investments in Portfolio Funds	45,010,514
Net realized gain on investments in Portfolio Funds	(5,071,742)
Net change in unrealized (appreciation)/depreciation
on investments in Portfolio Funds	(17,503,757)
Changes in operating assets and liabilities:
Short-term investments	(692,924)
Other assets	45
Management fee payable	(335,808)
Professional fees payable	15,262
Accounting and administration fee payable	(11,241)
Other liabilities	59,494
Net cash provided by operating activities	28,717,055

Financing activities
Proceeds from capital contributions	21,887,640
Payments for capital withdrawals	(48,238,518)
Net cash used in financing activities	(26,350,878)

Net change in cash	2,366,177
Cash at beginning of year	689,455
Cash at end of year	$3,055,632

See accompanying notes.

FEG Absolute Access Fund LLC

Notes to Financial Statements

March 31, 2013

1. Organization

FEG Absolute Access Fund LLC (the Fund) was formed on January 18, 2008, and is a Delaware limited liability company that commenced operations on April 1, 2008. The Fund registered with the U.S. Securities and Exchange Commission (the SEC) on August 16, 2010, under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company. The Fund’s Board of Directors (the Board) has overall responsibility for the management and supervision of the Fund’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Investment Manager. Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the Investment Manager) to the Fund. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the Advisers Act).

Pursuant to a sub-advisory agreement with the Investment Manager and the Fund, InterOcean Capital, LLC, an investment adviser registered under the Advisers Act, serves as the Fund’s sub-adviser (in such capacity, the Sub-Adviser). The Sub-Adviser participates by appointing a member of the Investment Manager’s investment policy committee, thereby assisting in oversight of the Fund’s investments, making Portfolio Fund Manager selection and termination recommendations and approving significant and strategic asset allocation changes.

The Fund’s investment objective is to achieve capital appreciation in both rising and falling markets, although there can be no assurance that the Fund will achieve this objective. The Fund was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Fund by allocating its capital among a number of independent general partners or investment managers (the Portfolio Fund Managers) acting through pooled investment vehicles and/or managed accounts (collectively, the Portfolio Funds).

Limited liability company interests (Interests) of the Fund are offered only to investors (Members) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

1. Organization (continued)

JD Clark and Company, a division of UMB Fund Services, Inc. and a subsidiary of UMB Financial Corporation, serves as the Fund’s administrator (the Administrator). The Fund has entered into an agreement with the Administrator to perform general administrative tasks for the Fund, including but not limited to maintenance of books and records of the Fund and the capital accounts of the Members of the Fund.

2. Significant Accounting Policies

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.

Short-Term Investments

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value. Dividend income is recorded on the ex-dividend date.

Investments in Portfolio Funds

The Fund values its investments in Portfolio Funds at fair value, which generally represents the Fund’s pro rata interest in the Members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to the Portfolio Funds’ Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are generally valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the period April 1, 2012 through March 31, 2013, the aggregate cost of purchases and proceeds from sales/withdrawals of investments were $18,864,266 and $43,987,469, respectively.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Certain of the Portfolio Funds may hold a portion of their assets as side-pocket investments (the Side-pockets), which have restricted liquidity, potentially extending over a much longer period of time than the typical liquidity an investment in an investment fund may provide. Should the Fund seek to liquidate its investments in the Side-pockets, the Fund might not be able to fully liquidate its investment without delay, and such delay could be considerable. In such cases, until the Fund is permitted to fully liquidate its interest in the Side-pockets, the value of its investment could fluctuate based on adjustments to the fair value of the Side-pockets. At March 31, 2013, eleven of the Portfolio Funds had all or a portion of their assets held as Side-pockets. The fair value of these Side-pockets at March 31, 2013, was $5,232,573 and represented 2.25% of total members’ capital.

Fair Value of Financial Instruments

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

The units of account that are valued by the Fund are its interests in the Portfolio Funds and not the underlying holdings of such Portfolio Funds. Thus, the inputs used by the Fund to value its investments in each of the Portfolio Funds may differ from the inputs used to value the underlying holdings of such Portfolio Funds.

Investments in Portfolio Funds are classified within Level 2 of the fair value hierarchy if the Fund has the ability to redeem the investments at the measurement dates or if the investments are redeemable in the near term in accordance with the normal operating protocols in the Portfolio Funds’ agreements. Investments in Portfolio Funds are classified within Level 3 of the fair value hierarchy if the Fund does not know when it will have the ability to redeem its investments or the investments are not redeemable within one year under the normal operating protocols of the Portfolio Funds’ agreements.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds	$–	$206,422,043	$22,581,503	$229,003,546
Short-term investments	3,241,691	–	–	3,241,691
Total	$3,241,691	$206,422,043	$22,581,503	$232,245,237

The Schedule of Investments categorizes the aggregate fair value of the Fund’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Levels 1 or 2 as of March 31, 2013. Investments are transferred between Level 2 and Level 3 when the investment can be liquidated within one year.

Investments in Portfolio Funds

Balance as of March 31, 2012	$32,376,554
Realized gain (loss)	34,263
Net change in unrealized appreciation/(depreciation)	4,202,836
Purchases	1,364,266
Sales	(461,913)
Net transfers in to Level 3	-
Net transfers out of Level 3	(14,934,503)
Balance as of March 31, 2013	$22,581,503

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is accrued as it is earned.

Taxation

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive shares of each item of the Fund’s profit and loss. The only taxes payable by the Fund are withholding taxes applicable to certain investment income.

Management has analyzed the Fund’s tax positions for all open tax years, which include the years ended December 31, 2009 through December 31, 2012, and has concluded that as of March 31, 2013, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Fund recognizes interest and penalties, they are included in net change in unrealized appreciation (depreciation) on investments in Portfolio Funds in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to March 31, 2013 for which Members’ interests were effective April 1, 2013. Capital contributions received in advance do not participate in the earnings of the Fund until such interests are effective.  Capital withdrawals are comprised of requests for withdrawals that were effective on March 31, 2013 but were paid subsequent to fiscal year-end.

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Fund has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and the

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

3. Investments in Portfolio Funds (continued)

Side-pockets, or other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s agreement.

The Portfolio Funds in which the Fund has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statements of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recognized on their respective statements of financial condition. However, due to the nature of the Fund’s interest in these investment entities, the Fund’s risk with respect to such transactions is limited to its investment in each Portfolio Fund.

The Fund is also subject to liquidity risks, including the risk that the Fund may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Fund to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of Members’ capital, and incentive allocations typically range between 10% and 30% of profits, subject to loss carryforward provisions, as defined in the respective Portfolio Funds’ agreements.

4. Management Fee and Related Party Transactions

The Investment Manager receives from the Fund a monthly management fee (the Management Fee) equal to 1/12 of 0.85% of the Fund’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). The Management Fee is paid monthly in arrears and is prorated with respect to investments in the Fund made other

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions (continued)

than at the beginning of a month. The Management Fee totaled $2,133,861 for the year ended March 31, 2013, of which $169,846 was payable at March 31, 2013.

The Investment Manager, not the Fund, pays the Sub-Adviser a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Fund pursuant to the Investment Management Agreement as of the end of each calendar month.

Each member of the Board who is not an “interested person” of the Fund (the Independent Directors), as defined by the 1940 Act, receives a fee of $2,500 per quarter. In addition, all Independent Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Director fees totaled $20,000 for the year ended March 31, 2013, of which $8,334 was payable at March 31, 2013.

At March 31, 2013, FEG Absolute Access TEI Fund LLC (investing in the Fund via FEG Absolute Access Fund LDC, a Cayman Island limited duration company), an affiliated investment company of the Fund registered under the 1940 Act, had ownership interests in the Fund of 68.80%, with a value of $159,769,823.

5. Members’ Capital

In accordance with the Fund’s Limited Liability Company Operating Agreement (the Operating Agreement), net profits or net losses are allocated to the Members in proportion to their respective capital accounts.

Members may be admitted when permitted by the Board. Generally, Members will only be admitted as of the beginning of a calendar month but may be admitted at any other time in the discretion of the Board. The minimum initial investment is $250,000, and additional contributions from existing Members may be made in a minimum amount of $100,000, although the Board may waive such minimums in certain cases.

No Member will have the right to require the Fund to redeem its Interest. Rather, the Board may, from time to time and in its complete and absolute discretion, cause the Fund to offer to repurchase Interests from Members pursuant to written requests by Members on such terms and conditions as it may determine. In determining whether the Fund should offer to repurchase Interests from Members pursuant to written requests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager expects that it will recommend such repurchase offers twice a year, effective as of June 30th and December 31st each year. The repurchase amount will be determined by the Board in its complete and absolute discretion, but is expected to be no more than approximately 25% of the

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

Fund’s outstanding Interests. The Board also will consider the following factors, among others, in making such determination: (i) whether any Members have requested that the Fund repurchase Interests; (ii) the liquidity of the Fund’s assets; (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the conditions in the securities markets and economic conditions generally; and (vii) the anticipated tax consequences of any proposed repurchases of Interests.

The Fund’s Operating Agreement provides that the Fund will be dissolved if any Member that has submitted a written request, in accordance with the terms of the Operating Agreement, to tender all of such Member’s Interest for repurchase by the Fund has not been given the opportunity to so tender within a period of two (2) years after the request (whether in a single repurchase offer or multiple consecutive offers within the two-year period).

When the Board determines that the Fund will offer to repurchase Interests (or portions of Interests), written notice will be provided to Members that describes the commencement date of the repurchase offer, and specifies the date on which repurchase requests must be received by the Fund (the Repurchase Request Deadline).

For Members tendering all of their Interests in the Fund, Interests will be valued for purposes of determining their repurchase price as of a date approximately 95 days after the Repurchase Request Deadline (the Full Repurchase Valuation Date). The amount that a Member who is tendering all of its Interest in the Fund may expect to receive on the repurchase of such Member’s Interest will be the value of the Member’s capital account determined on the Full Repurchase Valuation Date, and the Fund will generally not make any adjustments for final valuations based on adjustments received from the Portfolio Funds, and the withdrawing Member (if such valuations are adjusted upwards) or the remaining Members (if such valuations are adjusted downwards) will bear the risk of change of any such valuations.

Members who tender a portion of their Interest in the Fund (defined as a specific dollar value in their repurchase request), and which portion is accepted for repurchase by the Fund, will receive such specified dollar amount. For Members tendering all of their Interest in the Fund, the value of such Interest being repurchased will be determined on the Full Repurchase Valuation Date. Within five days of the Repurchase Request Deadline, each Member whose Interest has been accepted for repurchase will be given a non-interest bearing, non-transferable promissory note by the Fund entitling the Member to be paid an amount equal to 100% of the unaudited net asset value such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account). The note will entitle the Member to be paid within

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital (continued)

30 days after the Full Repurchase Valuation Date, or ten business days after the Fund has received at least 90% of the aggregate amount withdrawn by the Fund from the Portfolio Funds, whichever is later (either such date, a Payment Date). Notwithstanding the foregoing, if a Member has requested the repurchase of 90% or more of the Interest held by such Member, such Member shall receive (i) a non-interest bearing, non-transferable promissory note, which need not bear interest, in an amount equal to 90% of the estimated unaudited net asset value of such Member’s capital account (or portion thereof) being repurchased, determined as of the Full Repurchase Valuation Date (after giving effect to all allocations to be made as of that date to such Member’s capital account) (the Initial Payment), which will be paid on or prior to the Payment Date; and (ii) a promissory note entitling the holder thereof to the balance of the proceeds, to be paid within 30 days following the completion of the Fund’s next annual audit, which is expected to be completed within 60 days after the end of the Fund’s fiscal year.

In the event that a Member requests a repurchase of a capital account amount that had been contributed to the Fund within 18 months of the date of the most recent repurchase offer, the Board may require payment of a repurchase fee payable to the Fund in an amount equal to 2% of the repurchase price, which fee is intended to compensate the Fund for expenses related to such repurchase. Contributions shall be treated on a “first-in, first-out basis.” Otherwise, the Fund does not intend to impose any charges on the repurchase of Interests.

If Members request that the Fund repurchase a greater number of Interests than the repurchase offer amount as of the Repurchase Request Deadline, as determined by the Board in its complete and absolute discretion, the Fund shall repurchase the Interests pursuant to repurchase requests on a pro rata basis, disregarding fractions, according to the portion of the Interest requested by each Member to be repurchased as of the Repurchase Request Deadline.

A Member who tenders some but not all of the Member’s Interest for repurchase will be required to maintain a minimum capital account balance of $250,000. The Fund reserves the right to reduce the amount to be repurchased from a Member so that the required capital account balance is maintained.

6. Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is not known. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

FEG Absolute Access Fund LLC

Notes to Financial Statements (continued)

7. Financial Highlights

The following represents the ratios to average Members’ capital and total return information for the years ended March 31, 2013, 2012, 2011, 2010 and 2009:

	Year Ended March 31,
	2013	2012	2011	2010	2009
Ratios to average members’ capital:
Expenses	1.21%	1.14%	0.70%	1.29%	1.24%
Net investment loss	(1.21%)	(1.14%)	(0.70%)	(1.29%)	(1.20%)
Total return	8.26%	(1.89%)	8.43%	31.43%	(24.71%)
Portfolio turnover	7.96%	8.84%	5.67%	4.51%	0.00%
Members’ capital end of year (000’s)	$232,230	$241,336	$170,064	$76,670	$38,847

The financial highlights are calculated for all the Members taken as a whole. An individual Member’s return may vary from these returns based on the timing of capital transactions. The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

8. Subsequent Events

Effective April 1, 2013, the Fund was unitized and a single net asset value per unit was initially established at $1,141.52 for the Fund.

Effective April 1, 2013, the Board approved a change in the minimum initial investment from $250,000 to $50,000, and additional contributions from existing Members from $100,000 to $25,000, respectively.

Management evaluated subsequent events through the date the financial statements were issued, and determined that, other than the events noted above, there were no subsequent events that required disclosure in or adjustment to the Fund’s financial statements.

Other Information

FEG Absolute Access Fund LLC

Fund Management

The identity of the Board Members and brief biographical information as of March 31, 2013 is set forth below.  The Fund’s Statement of Additional Information includes additional information about the Board Members and is available, without charge, by calling 1-888-268-0333.

INDEPENDENT DIRECTORS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director	Number Of Portfolios In Fund Complex Overseen By Director
David Clark Hyland August 13, 1963 6596 Madeira Hills Drive, Cincinnati, OH 45243	Director; Chairman of Audit Committee	Since Inception	Associate Professor of Finance, Xavier University since 2008; Assistant Professor of Finance, Xavier University, 2004-2008. Board of Advisors, Sterling Valuation Group, 2006-present.	3
Gregory James Hahn January 23, 1961 2565 Durbin Drive, Carmel, IN 46032	Director; Audit Committee Member	Since Inception	President and Chief Financial Officer, Winthrop Capital Management, LLC since 2007. Chief Investment Officer for fixed income, Oppenheimer Investment Management, 2005-2007. Trustee, Indiana Public Employee Retirement System, 2010-2012; Trustee, Indiana State Teachers’ Retirement Fund, 2008-2010; Investment Committee, CDN Enterprise, 2010-present.	3

FEG Absolute Access Fund LLC

Fund Management (continued)

INTERESTED DIRECTORS AND OFFICERS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Christopher M. Meyer April 6, 1967 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Chairman of the Board of Directors; President	Since Inception	Managing Principal and Chief Investment Officer at Fund Evaluation Group, LLC. With Fund Evaluation Group, LLC since 1993. Trustee of Cincinnati Retirement System since 2010; Director, Cincinnati Reds Hall of Fame and Museum since 2008; Director, Lambda Chi Alpha Educational Foundation since 2010.	3
Mary T. Bascom April 24, 1958 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Cincinnati, OH 45202	Treasurer	Since Inception	Chief Financial Officer, Fund Evaluation Group, LLC since 1999.	3
Ryan S. Wheeler February 6, 1979 c/o Fund Evaluation Group, LLC 201 E. Fifth St., Suite 1600, Cincinnati, OH 45202	Secretary	Since Inception	Director of Fund Operations since 2012 and Research Analyst from 2008-2012, Fund Evaluation Group, LLC; Senior Implementation Specialist, Spectrum Global Fund Administration, LLC from 2007-2008.	3

FEG Absolute Access Fund LLC

Fund Management (continued)

INTERESTED DIRECTORS AND OFFICERS

Name, Address And Date Of Birth	Position(S) Held With The Fund	Length Of Time Served	Principal Occupation(s) During Past 5 Years And Other Directorships Held By Director or Officer	Number Of Portfolios In Fund Complex Overseen By Director Or Officer
Brian Ferko May 6, 1971 c/o Cipperman Compliance Services LLC 500 E. Swedesford Road, Suite 104, Wayne, PA 19087	Chief Compliance Officer	Since Inception	Managing Director, Cipperman Compliance Services since 2010, Head of Compliance US and CCO, Aberdeen Asset Management Inc., 2008-2010.	3

FEG Absolute Access Fund LLC

Other Information

Information on Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333.  It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

FEG Absolute Access Fund LLC

Privacy Policy

In the course of doing business with shareholders, FEG Absolute Access Fund LLC (the “Fund”) collects nonpublic personal information about shareholders. "Nonpublic personal information" is personally identifiable financial information about shareholders. For example, it includes shareholders’ social security number, account balance, bank account information and purchase and redemption history.

The Fund collects this information from the following sources:

Information we receive from shareholders on applications or other forms;

Information about shareholder transactions with us and our service providers, or others;

Information we receive from consumer reporting agencies (including credit bureaus).

What information does the Fund disclose and to whom does the Fund disclose information.

The Fund only discloses nonpublic personal information collected about shareholders as permitted by law. For example, the Fund may disclose nonpublic personal information about shareholders:

•	To government entities, in response to subpoenas or to comply with laws or regulations.
•	When shareholders direct us to do so or consent to the disclosure.
•
To companies that perform necessary services for FEG Absolute Access Fund LLC, such as data processing companies that the Funds use to process shareholders transactions or maintain shareholder accounts.

•	To protect against fraud, or to collect unpaid debts. Information about former shareholders.

If a shareholder closes its account, we will adhere to the privacy policies and practices described in this notice.

How the Fund safeguards information.

Within the Fund, access to nonpublic personal information about shareholders is limited to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Ernst & Young LLP

Assurance | Tax | Transactions | Advisory

About Ernst & Young
Ernst & Young is a global leader in assurance, tax, transaction and advisory services. Worldwide, our 152,000 people are united by our shared values and an unwavering commitment to quality. We make a difference by helping our people, our clients and our wider communities achieve their potential.

For more information, please visit www.ey.com.

Ernst & Young refers to the global organization of member firms of Ernst & Young Global Limited, each of which is a separate legal entity. Ernst & Young Global Limited, a UK company limited by guarantee, does not provide services to clients. This Report has been prepared by Ernst & Young LLP, a client serving member firm located in the United States.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that David C. Hyland and Gregory J. Hahn are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The  aggregate  fees billed for the last two fiscal years for professional  services  rendered by the principal  accountant  for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and  regulatory  filings or  engagements  for each of the last two fiscal years are $25,000 for 2012 and $57,700 for 2013.

Audit-Related Fees

(b) The aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2012 and $0 for 2013.

Tax Fees

(c) The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2012 and $28,000 for 2013.

All Other Fees

(d) The  aggregate  fees  billed in the last two fiscal years for products and services provided by the principal accountant, other than the services  reported in paragraphs  (a) through (c) of this Item are $0 for 2012 and $0 for 2013.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for the last two fiscal  years of the registrant was $65,000 for 2012 and $88,750 for 2013.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

FEG Absolute Access Fund LLC and FEG Absolute Access TEI Fund LLC (the “Funds”) are clients of FEG Investors, LLC (the “Firm”). All proxy voting responsibilities of the Funds are performed by the Firm, with the assistance of the administrator of the Funds.

The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority.

The Firm may utilize a third party service provider for proxy voting matters. Designated supervisor(s) (“voting officer(s)”) have been delegated the authority for monitoring proxy actions, making voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner. The applicable voting officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.

In voting proxies, the Firm will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created. The Firm will generally support the management nominees of the issuer, because the company knows the individuals best to lead it. In addition, proxies will generally be voted along management's guidelines as indicated on the proxy. The review of long-term and short-term advantages will be weighed when making these decisions.

Support will be given for proposals that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.

In some situations, the Firm expects that proxies could request the Firm to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question. However, the Firm still anticipates voting proxies in favor of management despite any reduction in rights, powers and authority, and/or increase the duties and obligations if (a) the Firm reasonably believes that continuing to hold such security has a reasonable probability of conferring client benefits outweighs the adverse affect on the client of such proxy request; and (b) the approval of such proxy would not result in the Firm violating applicable investment objectives, policies or restrictions.

Unless a proxy is passed on to an authorized voter, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason. Each item to be voted on should be voted separately and individually, not voted in blank. The proxy must be dated and signed in the Firm’s name and the capacity in which it serves should be on the proxy, plus the voting officer's name and title. The applicable voting officer is responsible for ensuring that the following proxy records are maintained for five (5) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;
2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;
4.	Records of all communications received and internal documents created that were material to the voting decision; and
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information.
6.	Documentation noting the rationale behind each proxy vote decision made.

If the Firm utilizes a third–party, service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast. The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The applicable voting officer shall be responsible for determining whether a proxy raises a conflict of interest with respect to the Firm. The voting officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled.

The Firm is aware of the following potential conflicts that could exist:

•	The Firm receives increased compensation as a result of the proxy vote due to increased or additional fees or other charges to be paid by the client.

•
The Firm retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer subject to a proxy. This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.

•
The Firm retains a client or investor, or is in the process of retaining a client or investor that is an officer or director of an issuer that is held in a client’s portfolio. The similar conflicts of interest exist in this relationship as discussed above.

•
The Firm’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of a Firm employee may be a high-level executive of an issuer that is held in a client’s portfolio. The spouse could attempt to influence the Firm to vote in favor of management.

•
The Firm or an employee personally owns a significant number of an issuer’s securities that are also held in a client’s portfolio. For any number of reasons, an employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The employee could oppose voting the proxies according to the policy and successfully influence the Firm to vote proxies in contradiction to the policy.

The Firm realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Firm’s Chief Compliance Officer and applicable voting officer of any material conflict that may impair the Firm’s ability to vote proxies in an objective manner.

The applicable voting officer will perform one of the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;
2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its clients; or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

The applicable voting officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

To obtain information on how FEG Investors voted proxies, please contact:

FEG Investors, LLC
201 East Fifth Street, Suite 1600
Cincinnati, Ohio 45202

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 5, 2013:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Gregory M. Dowling	Director of Hedged Strategies	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2004
J. Alan Lenahan	Director of Hedged Strategies	Since Inception	Managing Principal and Director of Hedged Strategies for Fund Evaluation Group since 2002

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Managers of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2013:

Name of Portfolio Manager	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
Gregory M. Dowling	Registered Investment Companies	1	$86,660,158	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

J. Alan Lenahan	Registered Investment Companies	1	$86,660,158	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

The Fund's Portfolio Managers are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and also may be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager and Sub-Adviser have a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager and Sub-Adviser have developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the Portfolio Managers includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Investment Manager and their affiliates, as applicable.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of March 31, 2013:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Gregory M. Dowling	$50,001-$100,000
J. Alan Lenahan	$50,001-$100,000

(b) Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews member recommendations for directors as long as the recommendation submitted by a member includes at a minimum: the name, address and telephone number of the recommending member and information concerning the member’s interest in the registrant in sufficient detail to establish that the member held an interest on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a director. A member recommendation for director may be submitted to the registrant by sending the nomination to the nominating committee.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The code of ethics of the registrant, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG ABSOLUTE ACCESS TEI FUND LLC

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	JUNE 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher M. Meyer
Christopher M. Meyer, President
(principal executive officer)

Date	JUNE 7, 2013

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	JUNE 7, 2013

* Print the name and title of each signing officer under his or her signature.